Warrants	3 Months Ended
Mar. 31, 2026
Guarantees and Product Warranties [Abstract]
Warrants

8. Warrants

Public Warrants and Private Placement Warrants

Public Warrants and Private Placement Warrants are exercisable to purchase one share of the Company’s Common Stock at $11.50 per share. Public Warrants may be redeemed, in whole and not in part, at $0.01 per warrant with 30 days’ notice if the Company’s Common Stock trades at or above $18.00 for 20 trading days out of 30 trading days. The Company may require holders to exercise Public Warrants on a cashless basis if the warrants are called for redemption. Private Placement Warrants are substantially identical to the Public Warrants except that (i) they cannot be redeemed by the Company, (ii) they are permanently exercisable on a cashless basis, and (iii) they are not transferable, assignable, or salable until 30 days after the closing date, except to permitted transferees. Private Placement Warrants also provide for an alternative issuance in the event of a tender offer or other change-of-control transaction, consistent with the warrant agreement.

The Warrants expire on the fifth anniversary of the Merger or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Merger, provided that the Company has an effective registration statement under the Securities Act covering the shares of the Company’s Common Stock issuable upon exercise of the Warrants and a current prospectus relating to them is available or a valid exemption is available.

As of March 31, 2026 and December 31, 2025, there were 11,499,982 and 11,499,982 Public Warrants outstanding, respectively. As of March 31, 2026 and December 31, 2025, there were 55,800,000 and 55,800,000 Private Placement Warrants outstanding, respectively. The Public Warrants and Private Placement Warrants qualify for equity classification in accordance with ASC 815-40, Derivatives and Hedging. Accordingly, the Warrants were initially measured at fair value and recorded within equity with no subsequent measures of changes in fair value.

Warrant activity during the three months ended March 31, 2026 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2025	67,299,982	$4.31	3.97	$65,096
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Balance at March 31, 2026	67,299,982	4.31	3.72	17,745
Warrants vested and exercisable at March 31, 2026	66,399,982	$4.31	3.72	$17,367

Based on a fair market value of $0.42 per share on March 31, 2026, the intrinsic value attributed to exercisable and unexercised Common Stock warrants was $17,367 at March 31, 2026.

As of March 31, 2026, there was no unrecognized compensation cost related to unvested warrants.